Goodwill and Other Intangible Assets (Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
2014	$ 75,210
2015	78,371
2016	79,074
2017	78,127
2018	$ 72,061